Product Returns Liability (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Changes in Holdings' product returns accrual
Beginning of period	$ 53.7	$ 42.1	$ 55.6
Addition due to UCI Acquisition				54.6
Cost of unsalvageable parts	(4.0)	(52.0)	(44.9)	(51.3)
Reduction to sales, net of salvage	4.9	63.6	35.3	52.3
End of period	$ 54.6	$ 53.7	$ 46.0	$ 55.6